GENERAL	6 Months Ended
Jun. 30, 2013
GENERAL [Abstract]
GENERAL
NOTE 1          -      GENERAL

A.	Basis for Presentation

(1)
The condensed interim consolidated financial statements of Tower Semiconductor Ltd. ("Tower") include the financial statements of Tower and its wholly-owned subsidiaries  (i) Jazz Technologies, Inc. the parent company and its wholly-owned subsidiary, Jazz Semiconductor, Inc, an independent semiconductor foundry focused on specialty process technologies for the manufacture of analog intensive mixed-signal semiconductor devices (Jazz Technologies, Inc. and its wholly-owned subsidiaries are collectively referred to herein as "Jazz"), and (ii) TowerJazz Japan Ltd. ("TJP"), an independent semiconductor foundry in Nishiwaki, Japan. Tower and its wholly-owned subsidiaries are referred to as the "Company".

(2)	The interim consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles ("US GAAP").

The Company's consolidated financial statements include TJP results as from June 3, 2011. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances. The unaudited condensed interim consolidated financial statements as of June 30, 2013 of the Company should be read in conjunction with the audited consolidated financial statements of the Company as of December 31, 2012 and for the year then ended, including the notes thereto.

In the opinion of management, the interim financial statements include all adjustments necessary for a fair presentation of the financial position and results of operations as of the date and for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected on a full-year basis.

(3)	Certain amounts in prior periods' financial statements have been reclassified in order to conform to the 2013 presentation.

B.	Financing the Debt Obligations and Other Liabilities

Following the recent economic slowdown in Europe and worldwide and following the conditions in the financial markets, market analysts are currently cautious with respect to the global economic conditions forecasted for 2013 and beyond, and there can be no assurance that global economic conditions will not negatively affect the Company's business and financial position. There is no assurance that a downturn in the semiconductor industry and/or in the global economy will not occur. The effects of a downturn in the semiconductor industry and/or in the global economy may include global decreased demand, downward price pressure, excess inventory and unutilized capacity worldwide, which may negatively impact consumer and customer demand for the Company's products and the end products of the Company's customers. A downturn or a weakness in the semiconductor industry and/or in the global economy and/or in the Company's customer base and/ or customers' products base, may adversely affect the Company's ability to  maintain its customers' existing demand for products, attract new customers and new business to its current fabs, increase the utilization rates in its manufacturing facilities and maintain them at a high level that would suffice to cover its fixed costs, and , maintain commercial relationships with its customers, suppliers, and creditors, including its lenders, continue its capacity growth, and improve the Company's future financial results and position, including its ability to raise funds in the capital markets and to fulfill its debt obligations and other liabilities, comprised mainly of banks' loans and debentures.

The Company is exploring various ways to fund its growth plans and the ramp-up of its business technology capabilities, manufacturing capacity and capabilities, increase its utilization rates and achieve and maintain high utilization rates in all of its manufacturing facilities, and fulfill its debt obligations and other liabilities. However there is no assurance as to the extent of such funding or when, if at all, such funding will be available to the Company. Such funding may include, among other things, debt restructuring and/or refinancing, possible financing transactions, sales of assets, intellectual property licensing, possible sale and lease-backs of real estate assets and improving cash flow from operations thorough operating efficiencies.

See further details in Notes 3, 7B, 12B, 13, 17 to the 2012 audited consolidated financial statements and Note 2 below.